SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Sep. 30, 2015
SELECTED QUARTERLY FINANCIAL DATA (UNAUDITED)
Schedule of results of operations by quarter

	Year Ended September 30, 2015
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Interest income	$12,223,549	$12,037,268	$12,837,155	$12,932,830
Interest expense	1,373,313	1,375,402	1,428,433	1,475,867

Net interest income	10,850,236	10,661,866	11,408,722	11,456,963
Provision for loan losses	500,000	—	1,000,000	500,000

Net interest income after loan loss provision	10,350,236	10,661,866	10,408,722	10,956,963

Non-interest income	3,715,934	3,660,877	6,050,353	4,515,896
Non-interest expense	9,326,275	9,728,556	9,851,656	10,339,289

Income before taxes	4,739,895	4,594,187	6,607,419	5,133,570
Income tax expense	1,604,572	1,506,561	2,254,560	1,581,931

Net income	$3,135,323	$3,087,626	$4,352,859	$3,551,639

Income available to common shares	$3,135,323	$3,087,626	$4,352,859	$3,551,639

Earnings per common share - basic	$0.27	$0.26	$0.37	$0.30
Earnings per common share - diluted	$0.26	$0.25	$0.36	$0.29

Weighted average common shares outstanding - basic	11,715,120	11,805,494	11,896,781	11,883,373
Weighted average common shares outstanding - diluted	12,063,777	12,115,757	12,081,029	12,065,763

	Year Ended September 30, 2014
	First	Second	Third	Fourth
	Quarter	Quarter	Quarter	Quarter

Interest income	$11,498,081	$11,374,645	$12,157,202	$12,397,370
Interest expense	1,322,825	1,313,168	1,280,061	1,314,003

Net interest income	10,175,256	10,061,477	10,877,141	11,083,367
Provision for loan losses	200,000	500,000	200,000	310,000

Net interest income after loan loss provision	9,975,256	9,561,477	10,677,141	10,773,367

Non-interest income	2,472,162	1,853,750	2,595,603	2,620,296
Non-interest expense	8,700,392	8,237,632	8,886,142	8,438,941

Income before taxes	3,747,026	3,177,595	4,386,602	4,954,722
Income tax expense	1,244,210	1,074,428	1,381,966	1,531,979

Net income	$2,502,816	$2,103,167	$3,004,636	$3,422,743

Income available to common shares	$2,207,549	$1,914,984	$2,804,241	$3,296,336

Earnings per common share - basic	$0.20	$0.17	$0.25	$0.28
Earnings per common share - diluted	$0.20	$0.17	$0.25	$0.27

Weighted average common shares outstanding - basic	10,948,781	10,969,484	11,023,167	11,671,891
Weighted average common shares outstanding - diluted	11,220,002	11,357,212	11,418,794	12,095,294